Expense Example, No Redemption {- Fidelity Asset Manager 50%} - 09.30 Fidelity Asset Manager Funds AMCIZ Combo PRO-16 - Fidelity Asset Manager 50%	Nov. 29, 2021 USD ($)
Fidelity Advisor Asset Manager 50%: Class A
Expense Example, No Redemption:
1 Year	$ 663
3 Years	851
5 Years	1,055
10 Years	1,641
Fidelity Advisor Asset Manager 50%: Class M
Expense Example, No Redemption:
1 Year	464
3 Years	706
5 Years	966
10 Years	1,710
Fidelity Advisor Asset Manager 50%: Class C
Expense Example, No Redemption:
1 Year	171
3 Years	530
5 Years	913
10 Years	1,785
Fidelity Advisor Asset Manager 50%: Class I
Expense Example, No Redemption:
1 Year	66
3 Years	208
5 Years	362
10 Years	810
Fidelity Advisor Asset Manager 50%: Class Z
Expense Example, No Redemption:
1 Year	56
3 Years	176
5 Years	307
10 Years	$ 689